Debt (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Debt

The following table provides a summary of our indebtedness as of December 31, 2015 and 2014:

	As of December 31,
	2015						2014
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Outstanding	Weighted average interest rate (a)	Maturity	Outstanding
Unsecured
ILFC Legacy Notes		$9,220,000	$—	$9,220,000	6.56%	2016-2022	$11,230,020
AerCap Aviation Notes		300,000	—	300,000	6.38%	2017	300,000
AerCap Trust & AerCap Ireland Capital Limited Notes		5,399,864	—	5,399,864	4.30%	2017-2022	3,400,000
Asia revolving credit facility		575,000	575,000	—	NA	2020	—
Citi revolving credit facility		3,000,000	3,000,000	—	NA	2018	—
AIG revolving credit facility		500,000	500,000	—	NA	2019	—
Other unsecured debt		27,959	—	27,959	10.67%	2016	53,101
Fair value adjustment		NA	NA	671,687	NA	NA	999,869
TOTAL UNSECURED		19,022,823	4,075,000	15,619,510			15,982,990
Secured
Export credit facilities	104	2,292,686	—	2,292,686	2.39%	2016-2027	2,691,316
Senior Secured Notes	150	2,550,000	—	2,550,000	6.94%	2016-2018	2,550,000
Institutional secured term loans	195	4,554,114	1,284,292	3,269,822	3.21%	2020-2021	3,355,263
ALS II debt	30	210,557	—	210,557	2.18%	2038	325,920
AerFunding revolving credit facility	32	2,160,000	1,101,706	1,058,294	2.54%	2019	887,385
AeroTurbine revolving credit agreement (b)		550,000	228,397	321,603	2.92%	2019	302,142
Other secured debt	106	2,745,423	—	2,745,423	3.39%	2016-2026	2,781,801
Boeing 737 800 pre-delivery payment facility		—	—	—	NA	NA	174,306
Fair value adjustment		NA	NA	174,903	NA	NA	287,227
TOTAL SECURED		15,062,780	2,614,395	12,623,288			13,355,360
Subordinated
ECAPS subordinated notes		1,000,000	—	1,000,000	4.49%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	—
Subordinated debt joint ventures partners		64,280	—	64,280	1.96%	2022	64,280
Fair value adjustment		NA	NA	(235)	NA	NA	(238)
TOTAL SUBORDINATED		1,564,280	—	1,564,045			1,064,042
	617	$35,649,883	$6,689,395	$29,806,843			$30,402,392

(a)

The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates as well as any amortization of debt issuance costs.

(b)	AeroTurbine’s assets serve as collateral for the AeroTurbine revolving credit agreement.

Schedule Of Maturities Of Debt And Capital Lease Obligations

Maturities of debt financing (excluding fair value adjustments) as of December 31, 2015 were as follows:

Maturities of debt financing
2016	$3,976,547
2017	3,763,180
2018	3,142,810
2019	4,925,514
2020	3,942,839
Thereafter	9,209,598
$28,960,488

Export Credit Facilities [Member]
Schedule Of Interest Rate Terms

The following table provides details regarding the terms of our outstanding ECA debt:

	As of December 31, 2015
	Collateral (Number of aircraft)	Amount outstanding	Tranche	Weighted average interest rate	Maturity
2003 Airbus ECA facility	17	$201,982	Floating Rate	Three-month LIBOR + 0.35%	2016-2020
2004 Airbus ECA facility	41	559,467	Floating Rate	Six-month LIBOR + 1.28%	2016-2019
	8	140,101	Fixed Rate	4.08%	2018-2020
2008 Airbus ECA facility	4	102,476	Floating Rate	Three-month LIBOR + 1.35%	2022
	13	418,402	Fixed Rate	3.18%	2021-2023
2009 Airbus ECA facility	2	42,394	Floating Rate	Three-month LIBOR + 1.11%	2022
	3	63,860	Fixed Rate	4.22%	2021-2022
Airbus ECA capital markets facilities	3	130,044	Fixed Rate	3.60%	2021
Other Airbus ECA facilities	5	344,649	Fixed Rate	2.38%	2024-2027
2012 Ex-Im capital markets facility	2	220,584	Fixed Rate	1.49%	2025
2010 Ex-Im facilities	2	33,562	Fixed Rate	2.95%	2022
EDC facilities	4	35,165	Fixed Rate	4.50%	2020
Total	104	$2,292,686

AerFunding Revolving Credit Facility [Member]
Schedule Of Interest Rate Terms

Borrowings under the AerFunding revolving credit facility bear interest based on the Eurodollar rate plus the applicable margin. The following table presents the applicable margin for the borrowings under the AerFunding revolving credit facility during the periods specified:

Applicable margin
Borrowing period (a)	2.25%
Period from December 10, 2017 to December 9, 2018	3.25%
Period from December 10, 2018 to December 9, 2019	3.75%

(a)	The borrowing period is until December 9, 2017, after which the loan converts to a term loan.

Other Secured Debt [Member]
Schedule Of Interest Rate Terms

AerCap Holdings N.V. has entered into various other commercial bank financings to fund the purchase of aircraft and for general corporate purposes. The following table provides details regarding the terms of these financings:

	As of December 31, 2015
	Collateral (Number of aircraft)		Amount outstanding	Tranche	Weighted average interest rate	Maturity
SkyFunding I facility	6		$143,758	Floating rate	Three-month LIBOR plus 2.85%	2021-2022
	6		142,650	Fixed rate	4.43%	2021-2022
SkyFunding II facility	6		156,285	Floating rate	Three-month LIBOR plus 3.15%	2022-2023
	3		74,490	Fixed rate	4.43%	2022-2023
Camden facility	7		135,978	Fixed rate	4.74%	2018
AerCap Partners I facility	11		126,956	Floating rate	Three-month LIBOR plus 1.65%	2018
StratusFunding facility	2		166,514	Floating rate	Three-month LIBOR plus 1.95%	2026
	2		166,331	Fixed rate	3.93%	2026
CieloFunding facility	3		126,038	Fixed rate	3.48%	2020
CieloFunding II facility	2		71,655	Fixed rate	2.80%	2020
CloudFunding facilities	16		270,118	Fixed rate	3.95%	2022-2026
LimelightFunding facility	2		168,646	Fixed rate	4.70%	2026
Secured commercial bank financings	8		175,789	Fixed rate	3.71%	2016-2021
	32	(a)	820,215	Floating rate	LIBOR plus 2.30%	2017-2025
Total	106		$2,745,423

(a)	Four engines are pledged as collateral in addition to the aircraft.